PATENTS AND TRADEMARKS (Details Narrative) - Patents And Trademark [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Capitalized patent costs and trademarks	$ 43,815	$ 38,505
Amortization expense	$ 34,294	$ 20,963